Equity method investment, net (Tables)	6 Months Ended
Jun. 30, 2022
Equity method investment, net
Schedule of equity method investments

Balance as of January 1, 2021	468,598
Additions	84,566
Share of results	(47)
Return of capital	(50,088)
Impairment losses	(187,329)
Disposal	(58,578)
Balance as of December 31, 2021	257,122
Additions	32,354
Share of results	(115)
Return of capital	(19,311)
Impairment losses	(62,623)
Balance as of June 30, 2022	207,427

Schedule of information pertaining to limited partnerships

Maximum
		amount of	Maximum
	Aggregated	additional	exposures to the
	carrying amount	capital	losses of the
	(before impairment loss)	commitment	limited
	of the limited partnerships	(Note 22(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2021	444,451	301,444	745,895
Balance as of June 30, 2022	455,293	300,019	755,312

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of
	December 31,	As of June 30,
	2021	2022
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	16%
Jiuyi	— *	— *
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Detong	40%	40%
Derong	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	20%
Deyu	— *	— *
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	20%
Shenzhen Jiaxinda No.3 Investment Limited Partnership(“Jiaxinda”)	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”）	49%	49%
Ningbo Meishan Muju Investment Limited Partnership (“Muju”)	30%	30%

* From the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 21).

	For the Year Ended
	December 31,		For the Six Months Ended June 30,
	2021		2022
Name of the	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB
Jiushen	22,000	(3,455)	6,350	(18,500)
Jiuchuan	—	(2,800)	—	—
Longshutianye	—	(1,666)	—	—
Jiuzhen	—	(1,826)	—	(414)
Yunde	4,690	(6,862)	—	—
Deyan	—	(1,300)	—	—
Detong	—	(48)	—	—
Derong	20,000	—	—	—
Jiushi	500	(31,371)	—	—
Jiaxinda	—	(458)	—	—
Fangjin	490	—	—	—
Muju	36,886	(302)	23,814	(397)
Total	84,566	(50,088)	30,164	(19,311)

Schedule of combined unaudited financial information for these equity method investees

	As of
	December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance sheet data:
Current assets	746,693	836,001
Non-current assets	173,579	172,599
Total assets	920,272	1,008,600
Current liabilities	207,316	202,153
Total liabilities	207,316	202,153
Equity	712,956	806,447
Total liabilities and shareholders’ equity	920,272	1,008,600

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Operating data:
Revenue	2,429	842
Operating loss	(2,079)	(3,033)
Net loss	(1,821)	(2,742)